Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Composition of Loan Portfolio [Table Text Block ]	<table border="0" cellpadding="0" cellspacing="0" style="margin-right: 10%; margin-left: 10%; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;"> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td colspan="6" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> % of Total Loans </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom;"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2018 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td colspan="2" style="text-align: center; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 2017 </td> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 62%;"> Residential real estate loans </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 39.13 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 40.19 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Commercial real estate loans </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 27.84 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 27.74 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Consumer loans </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 18.46 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 18.15 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> % </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Commercial and industrial loans </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 14.57 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;"> % </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 13.92 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 1px;"> % </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 100.00 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 3px;"> % </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 3px double rgb(0, 0, 0);"> </td> <td style="width: 16%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 100.00 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; padding-bottom: 3px;"> % </td> </tr> </table>